Guarantees - Credit recourse - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Valuation allowances and reserves balance	$ 11,800,000	$ 22,484,000	$ 34,862,000
Serviced mortgage loans
Guarantor Obligations
Loans serviced	12,100,000,000	12,900,000,000
Loans with recourse
Guarantor Obligations
Loans serviced	700,000,000	900,000,000
Loans with recourse | Serviced mortgage loans
Guarantor Obligations
Repurchased loans	19,000,000	161,000,000
Loans with recourse | Serviced mortgage loans | Bulk loan repurchase
Guarantor Obligations
Repurchased loans		120,000,000
Credit recourse reserve		(5,100,000)
Securitization | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Repurchased loans	$ 0	$ 0